Income Taxes - Schedule of Income Tax Expense (Recovery) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income tax [line items]
Reversal of previously recognized differences	$ (16,521)	$ (5,393)
Total deferred income tax recovery from operations	(9,210)	(704)
Income tax expense (recovery)	(9,066)	15,868
Foreign jurisdictions [member]
Income tax [line items]
Current income tax expense related	73	86
CRA [member]
Income tax [line items]
Origination and reversal of temporary differences	7,311	841
Reversal of previously recognized differences	(16,521)	(5,393)
Total deferred income tax recovery from operations	(9,210)	(4,552)
Total income tax expense (recovery) from operations	(9,137)	(4,466)
Impact of CRA Settlement [member] | CRA [member]
Income tax [line items]
Current income tax expense related	71	4,020
Reversal of previously recognized differences		3,848
Income tax expense offset by previously unrecognized non-capital losses recognized through Equity		12,466
Income tax expense (recovery)	$ 71	$ 20,334